SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Exercisable	72,285,714	81,035,714
Aggregate Intrinsic Value	$ 1,733,000	$ 1,989,500
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001
Warrants Exercisable	6,000,000	8,500,000
Weighted Average Remaining Contractual Life	4 months 28 days	1 year 4 months 20 days
Aggregate Intrinsic Value	$ 534,000	$ 756,500
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04
Warrants Exercisable	2,300,000	2,300,000
Weighted Average Remaining Contractual Life	9 months	2 years
Aggregate Intrinsic Value	$ 115,000	$ 115,000
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.2299	$ 0.056
Warrants Exercisable	2,000,000	1,000,000
Weighted Average Remaining Contractual Life	7 months 6 days	9 months 7 days
Aggregate Intrinsic Value		$ 34,000
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.25	$ 0.2299
Warrants Exercisable	8,000,000	4,125,000
Weighted Average Remaining Contractual Life	2 months 23 days	1 year 4 months 2 days
Aggregate Intrinsic Value
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.12	$ 0.16
Warrants Exercisable	12,500,000	3,125,000
Weighted Average Remaining Contractual Life	1 year 14 days	1 year 2 months 12 days
Aggregate Intrinsic Value
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.14	$ 0.25
Warrants Exercisable	4,285,714	8,000,000
Weighted Average Remaining Contractual Life	1 year 14 days	1 year 5 months 23 days
Aggregate Intrinsic Value
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.1160
Warrants Exercisable	4,000,000	500,000
Weighted Average Remaining Contractual Life	6 years 11 months 15 days	9 months 7 days
Aggregate Intrinsic Value	$ 200,000
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.12
Warrants Exercisable	6,000,000	12,500,000
Weighted Average Remaining Contractual Life	6 years 11 months 15 days	2 years 3 months 14 days
Aggregate Intrinsic Value	$ 300,000
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.14
Warrants Exercisable	10,000,000	4,285,714
Weighted Average Remaining Contractual Life	6 years 11 months 15 days	2 years 3 months 14 days
Aggregate Intrinsic Value	$ 500,000
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.0825	$ 0.04
Warrants Exercisable	5,000,000	4,000,000
Weighted Average Remaining Contractual Life	6 years 9 months 10 days	8 years 2 months 15 days
Aggregate Intrinsic Value	$ 38,750	$ 200,000
Warrant Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.0825	$ 0.04
Warrants Exercisable	5,000,000	6,000,000
Weighted Average Remaining Contractual Life	7 years 7 months 9 days	8 years 2 months 15 days
Aggregate Intrinsic Value	$ 38,750	$ 300,000
Warrant Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.04
Warrants Exercisable	150,000	10,000,000
Weighted Average Remaining Contractual Life	4 years 9 months 3 days	8 years 2 months 15 days
Aggregate Intrinsic Value	$ 1,500	$ 500,000
Warrant Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.0825
Warrants Exercisable	500,000	5,000,000
Weighted Average Remaining Contractual Life	4 years 9 months	8 years 10 days
Aggregate Intrinsic Value	$ 5,000	$ 38,750
Warrant Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024	$ 0.0825
Warrants Exercisable	2,000,000	5,000,000
Weighted Average Remaining Contractual Life	5 years 7 months 9 days	8 years 10 months 13 days
Aggregate Intrinsic Value		$ 38,750
Warrant Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024	$ 0.08
Warrants Exercisable	2,000,000	150,000
Weighted Average Remaining Contractual Life	5 years 7 months 9 days	6 years 3 days
Aggregate Intrinsic Value		$ 1,500
Warrant Fifteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024	$ 0.08
Warrants Exercisable	2,000,000	500,000
Weighted Average Remaining Contractual Life	5 years 7 months 9 days	6 years 3 days
Aggregate Intrinsic Value		$ 5,000
Warrant Sixteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024	$ 0.1024
Warrants Exercisable	50,000	2,000,000
Weighted Average Remaining Contractual Life	5 years 7 months 9 days	6 years 10 months 9 days
Aggregate Intrinsic Value
Warrant Seventeen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.0910	$ 0.1024
Warrants Exercisable	250,000	2,000,000
Weighted Average Remaining Contractual Life	4 years 6 months	6 years 10 months 9 days
Aggregate Intrinsic Value
Warrant Eighteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.0910	$ 0.1024
Warrants Exercisable	250,000	2,000,000
Weighted Average Remaining Contractual Life	4 years 6 months	6 years 10 months 9 days
Aggregate Intrinsic Value
Warrant Nineteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding		$ 0.1024
Warrants Exercisable		50,000
Weighted Average Remaining Contractual Life		6 years 10 months 9 days
Aggregate Intrinsic Value